Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Note 10 – Fair Value Measurements
The Company measures the fair value of financial instruments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each level of input has different levels of subjectivity and difficulty involved in determining fair value.
Level 1 -
Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date. Therefore, determining fair value for Level 1 investments generally does not require significant judgment, and the estimation is not difficult.

Level 2 -
Pricing is provided by third-party sources of market information obtained through investment advisors. The Company does not adjust for or apply any additional assumptions or estimates to the pricing information received from its advisors.

Level 3 -
Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 instruments involves the most management judgment and subjectivity.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 by level within the fair value hierarchy are as follows:

	December 31, 2021
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money mar ket accounts	$8,701,895	$	$
Related party derivative liabilities	$—	$—	$4,395,000
Warrant liability	$—	$—	$2,968,435

	December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$17,562,823	$—	$—
Warrant liability	$—	$—	$199,408
There were no transfers between Level 1, 2 or 3 during the periods ended December 31, 2021 and December 31, 2020
.

Fair Value of warrants issued to purchase Common Stock
The following table includes a summary of the changes in fair value of the Company’s liability classified warrants issued to purchase Common Stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$86,963	$—
Additions	987,747	86,963
Change in fair value recorded in earnings	939,454	—

Ending balance	$2,014,164	$86,963

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for common share warrants categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Stock Price	$28.28	$4.11
Term (Years)	10.71	12.00
Volatility	84.40%	120.13%
Risk-free rate of return	1.52%	0.13%
Dividend Yield	0.00%	0.00%
Fair Value of warrants issued to purchase series
A-3
preferred stock
The following table includes a summary of changes in fair value of the Company’s liability classified warrants issued to purchase series
A-3
preferred stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$112,445	$32,405
Additions	—	—
Change in fair value recorded in earnings	841,826	80,040

Ending balance	$954,271	$112,445

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for
A-3
preferred share warrants is categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Stock/ Price	$30.19	$4.23
Term (Years)	11.26	12.50
Volatility	83.10%	118.63%
Risk-free rate of return	1.54%	0.13%
Dividend Yield	0.00%	0.00%
Related Party Derivative Liability
The following table includes a summary of changes in fair value of the Company’s Related party derivative liabilities related to the convertible notes measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

December 31, 2021
Beginning balance	$—
Additions	4,187,000
Change in fair value recorded in earnings	208,000

Ending balance	$4,395,000

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and their inception dates are as follows:

Energize Ventures	December 31, 2021	April 13, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.25 – 0.50
Present value factor	0.98 – 0.99	0.95 – 0.97

Drive Capital	December 31, 2021	August 24, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.31 – 0.60
Present value factor	0.98 – 0.99	0.94 – 0.97

ECP Holdings	December 31, 2021	October 26, 2021 (Inception)
Cost of debt	11.0%	10.0%
Term (Years)	0.08 – 0.25	0.27 – 0.43
Present value factor	0.98 – 0.99	0.96 – 0.98

ECP Environmental Growth Opportunities Corp [Member]
Fair Value Measurements
Note 8—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021 including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Description	Level	Fair Value
December 31, 2021	Marketable securities	1	$345,033,673

The Warrants and Forward Purchase Agreement are accounted for as liabilities pursuant to ASC
815-40
and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants and Forward Purchase Agreement are recorded in the statements of operations each period.
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of
December 31, 2021:

	Level 1	Level 2	Level 3	Total
Derivative liabilities:
Public Warrants	$6,080,185	$—	$—	$6,080,185
Private Placement Warrants	—	4,417,681	—	4,417,681
Forward Purchase Agreement	—	—	175,000	175,000

Total liabilities	$6,080,185	$4,417,681	$175,000	$10,672,866

On April 1, 2021, the Public Warrants surpassed the
52-day
threshold waiting period to be publicly traded in accordance with the Prospectus filed February 10, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of December 31, 2021, the Company classified the Public Warrants as Level 1. The Private Warrants were valued based on the trading price of Public Warrants, which is considered to be a Level 2 fair value measurement. To estimate the value of the Private Placement Warrants, the Company used the public trading price of the Public Warrants. This value was adjusted to reflect the value of the issuer call provision of the Public Warrants, as this right is not applicable to the Private Placement Warrants unless they are sold by the initial holders. At December 31, 2021, Forward Purchase Units were valued equal to the difference between the current public trading price and the purchase price, as the Forward Purchase Agreement requires the purchase of units for $10 upon a completion of the Business Combination. The Company previously valued the Forward Purchase Agreement based on the trading price of the Public Warrants, which was considered Level 2 as there was an exercise option prior to the issuance of the Side Letter. As such, the Company transferred the Forward Purchase Agreement from a Level 2 to a Level 3 liability, due to the use of the updated valuation method discussed above which includes a significant unobservable input, and factoring in assumption of the closing of the Business Combination.
Outside of the transfer of the Forward Purchase Agreement from Level 2 to Level 3, there were no transfers between Levels 1, 2, and 3 during the year ended December 31, 2021.
The following table presents a summary of the changes in the fair value of the Derivative Liabilities:

	Public Warrant Liability	Private Warrant Liability	Forward purchase Agreement	Total
Fair value, February 11, 2021	$12,880,575	$9,358,640	$1,508,461	$23,747,676

Recognized gain on change in fair value	6,800,390	4,940,959	1,333,461	13,074,810

Fair value, December 31, 2021	$6,080,185	$4,417,681	$175,000	$10,672,866

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	At issuance	As of December 31, 2021
Exercise Price	$11.50	$11.50
Probability of merger closing	70.00%	90.00%
Valuation date price	$9.63	$10.00
Volatility	24.64%	12.66%
Expected time until merger (years)	1.50	0.25
Effective expected warrant term (years)	5.00	5.00
Risk-free rate	0.46%	0.06%